Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical)	12 Months Ended
Dec. 31, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Payments of Stock Issuance Costs	$ 1,672,852
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of Stock Issuance Costs	$ 250,928